SIGNIFICANT CUSTOMERS (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of major customers [abstract]
Disclosure of operating segments [Table Text Block]
	December 31,	December 31,	December 31,
	2019	2018	2017

Customer A	$11,043,962	$6,158,718	$2,934,404
Customer B	$2,660,840	$1,524,550	$896,965